Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of related-party transactions
Compensation of key management personnel of the Group

	Amounts in thousands USD
	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021 (1)
Wages and salaries	$2,589	$1,923	$1,928
Share-based compensation expense	2,894	2,191	832
Variable / bonus expense	678	1,068	787
Pension costs - defined contribution plans	407	291	303
	$6,568	$5,473	$3,850

(1) For years ending December 31, 2021, we have restated to show separately variable / bonus expense, include share-based compensation expense, and exclude social charges expense.